Financing Receivables - Additional Information (Detail) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Financing Receivables [Line Items]
Financing receivable, Held for sale		$ 1	$ 17
Financing receivable, sale	$ 5	$ 8	$ 104	$ 52
Percentage of nonaccrual financing receivable balance outstanding that is past due		6.00%	5.00%
Financial Asset, 1 to 29 Days Past Due [Member]
Financing Receivables [Line Items]
Financing receivable, Held for sale	6
Percentage of financing receivable balance that is past due		7.00%	5.00%
Financial Asset, Equal to or Greater than 90 Days Past Due [Member]
Financing Receivables [Line Items]
Financing receivable, Held for sale	$ 4
Percentage of financing receivable balance that is past due		6.00%	4.00%